Fair value estimation	12 Months Ended
Dec. 31, 2022
Fair value estimation
Fair value estimation

C6. Fair value estimation

All financial instruments held at fair value are classified by reference to the source of inputs used to derive the fair value. The following hierarchy is used:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 — inputs other than quoted prices that are observable for the asset or liability either directly as prices or indirectly through modelling based on prices; and

Level 3 — inputs for the asset or liability that are not based on observable market data.

Financial instrument	Hierarchy level	Valuation method
Financial assets traded in active markets	1	Current bid price
Financial liabilities traded in active markets	1	Current ask price
Listed bonds	1	Quoted market prices
Money market funds	1	Quoted market prices
Interest rate/currency swaps	2	Discounted cash flow based on market swap rates
Forward foreign exchange contracts	2	Forward exchange market rates
Borrowings not traded in active markets (term loans and uncommitted facilities)	2	Nominal value
Money market deposits	2	Nominal value
Trade payables and receivables	2	Nominal value less estimated credit adjustments
Contingent consideration (including put option liability)	3	Discounted cash flow using WACC

	Fair value	Fair value	Fair value	Fair value
	assets	liabilities	assets	liabilities
	2022	2022	2021	2021
	£m	£m	£m	£m
Interest rate swaps (level 2):
– non-hedge	—	—	—	(1)
– cash flow hedge	36	(2)	—	(25)
– net investment hedge	15	(120)	11	(8)
Foreign exchange swaps (level 2):
– non-hedge	—	—	1	(1)
	51	(122)	12	(35)
Analysed as follows:
Current portion	—	—	2	(1)
Non-current portion	51	(122)	10	(34)
Derivative financial instruments	51	(122)	12	(35)
Contingent consideration (including put option liability) (level 3)	—	(70)	—	(75)
Analysed as follows:
Current portion	—	(32)	—	(23)
Non-current portion	—	(38)	—	(52)
Other payables	—	(70)	—	(75)

Certain interest rate swaps have been bifurcated to manage different foreign exchange risks. The interest rate swaps are shown on the balance sheet as net derivative assets £21m (2021: £12m) and net derivative liabilities £92m (2021: £35m).

The effective nominal value of foreign exchange swaps is £17m (2021: £39m) and foreign exchange forwards is £nil (2021: £34m).

Given the volume of acquisitions and the variety of inputs to the valuation of contingent consideration (depending on each transaction), there are not considered to be any changes in input that would have a material impact on the contingent consideration liability.

	Contingent	Contingent
	consideration	consideration
	2022	2021
	£m	£m
At 1 January	75	63
Exchange differences	(2)	(8)
Acquisitions	18	24
Payments	(24)	(12)
Revaluation of put option through equity	3	8
At 31 December	70	75

Fair value is equal to carrying value for all other trade and other payables.

The table below analyses the Group’s derivative financial instruments that will be settled on a gross basis, into relevant maturity groupings based on the remaining period to the contractual maturity date at the balance sheet date.

	Less than	Between	Between	More than
	1 year	1 and 2 years	2 and 5 years	5 years	Total
	£m	£m	£m	£m	£m
At 31 December 2022
Cross-currency interest rate swaps:
– outflow	(64)	(460)	(909)	(549)	(1,982)
– inflow	20	390	874	534	1,818
Interest rate swaps:
– outflow	(1)	(3)	—	—	(4)
– inflow	10	9	—	—	19
Foreign exchange swaps:
– outflow	(15)	—	—	—	(15)
– inflow	15	—	—	—	15
Foreign exchange forwards:
– outflow	—	—	—	—	—
– inflow	—	—	—	—	—
Net inflow/(outflow)	(35)	(64)	(35)	(15)	(149)

At 31 December 2021
Cross-currency interest rate swaps:
– outflow	(18)	(14)	(471)	(158)	(661)
– inflow	12	5	445	148	610
Interest rate swaps:
– outflow	(8)	(6)	(6)	—	(20)
– inflow	2	3	4	—	9
Foreign exchange swaps:
– outflow	(385)	—	—	—	(385)
– inflow	387	—	—	—	387
Foreign exchange forwards:
– outflow	(34)	—	—	—	(34)
– inflow	34	—	—	—	34
Net inflow/(outflow)	(10)	(12)	(28)	(10)	(60)